Segment information (Tables)	3 Months Ended
Mar. 31, 2018
Financial Position [Member]
Statement Line Items [Line Items]
Segment Information by Geographical Area
Total Assets	March 31, 2018	December 31, 2017
Europe	$516,073	$501,700
Africa	494,326	472,411
North America	82,661	112,241
Total	$1,093,060	$1,086,352
Total liabilities	March 31, 2018	December 31, 2017
Europe	$5,303	$6,244
Africa	126,772	117,394
North America	6,415	9,573
Total	$138,490	$133,211

Income Statement [Member]
Statement Line Items [Line Items]
Segment Information by Geographical Area
	Revenues		Cost of sales		Net income (loss) attributable to Nevsun shareholders
	Three months ended March 31,
	2018	2017	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Europe	$-	$-	$-	$-	$(5,586)	$(10,738)
Africa	106,746	71,647	83,362	59,799	7,522	3,664
North America	-	-	-	-	(6,438)	(4,500)
Total	$106,746	$71,647	$83,362	$59,799	$(4,502)	$(11,574)